1. Nature of Business and Going Concern (Details Narrative) (USD $)	12 Months Ended		16 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Nature Of Business And Going Concern Details Narrative
Net operating losses	$ (11,146,507)	$ (4,595,168)	$ (15,741,675)
Working capital	$ (1,013,024)		$ (1,013,024)